Contracts with customers - Significant changes in contract assets and contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Net balance at January 1,	$ 31.7	$ 39.1
Contract liability, beginning balance	5.6	0.8
Performance obligations satisfied during the reporting period	20.3	31.7
Amortization of revenue that was included in the beginning contract liability balance	(15.9)	(7.4)
Cash received, excluding amounts recognized as revenue	12.9	12.2
Cash received against the contract asset balance	(31.7)	(39.1)
Contract assets, closing balance	31.7	39.1	$ 20.3
Contract liability, closing balance	$ 2.6	$ 5.6